Sphere 500 Climate Fund
Schedule of Investments
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% Shares Fair Value
Communications — 11.62%
Alphabet, Inc., Class C 7,547 $ 2,666,582
Alphabet, Inc., Class A 8,643 3,088,749
AppLovin Corp., Class A
(a)
390 200,940
AT&T, Inc. 8,525 176,468
Comcast Corp., Class A 3,868 94,959
Electronic Arts, Inc. 588 120,564
Liberty Media Corp., Class C
(a)
212 20,170
Live Nation Entertainment, Inc.
(a)
149 27,283
Meta Platforms, Inc., Class A 3,396 1,912,933
Netflix, Inc.
(a)
7,148 510,367
Omnicom Group, Inc. 186 13,546
Roblox Corp., Class A
(a)
429 23,329
Take-Two Interactive Software, Inc.
(a)
320 79,994
T-Mobile US, Inc. 773 129,655
Verizon Communications, Inc. 6,517 275,930
Walt Disney Co. (The) 2,675 257,468
Warner Bros. Discovery, Inc.
(a)
2,170 57,852
9,656,789
Consumer Discretionary — 10.69%
Airbnb, Inc., Class A
(a)
661 94,589
Amazon.com, Inc.
(a)
14,911 3,553,889
AutoZone, Inc.
(a)
44 140,621
Booking Holdings, Inc. 1,150 204,976
Burlington Stores, Inc.
(a)
117 37,066
Carnival Corp Ltd. 1,047 29,913
Carvana Co.
(a)
1,005 66,149
Chipotle Mexican Grill, Inc.
(a)
1,301 44,234
Copart, Inc.
(a)
859 24,215
Coupang, Inc.
(a)
1,208 20,983
D.R. Horton, Inc. 263 42,837
Darden Restaurants, Inc. 112 23,073
Deckers Outdoor Corp.
(a)
141 14,000
DoorDash, Inc., Class A
(a)
572 105,551
eBay, Inc. 446 49,841
Expedia Group, Inc. 257 65,761
Ford Motor Co. 3,789 52,667
General Motors Co. 1,293 99,664
Hilton Worldwide Holdings, Inc. 376 124,253
Home Depot, Inc. (The) 1,674 590,386
Lennar Corp., Class A 221 19,998
Lowe's Companies., Inc. 812 179,038
Marriott International, Inc., Class A 330 122,295
McDonald's Corp. 1,210 327,075
Nike, Inc., Class B 1,211 49,712
NVR, Inc.
(a)
2 13,627

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% - (continued) Shares Fair Value
Consumer Discretionary — 10.69% - (continued)
O'Reilly Automotive, Inc.
(a)
1,109 $ 102,128
PulteGroup, Inc. 193 26,482
Ross Stores, Inc. 516 109,831
Royal Caribbean Group 387 122,884
Starbucks Corp. 1,778 181,694
Tapestry, Inc. 201 29,422
Tesla, Inc.
(a)
4,352 1,830,451
TJX Companies, Inc. (The) 1,694 256,640
Tractor Supply Co. 514 16,248
Ulta Beauty, Inc.
(a)
95 42,843
Versigent Ltd.
(a)
69 2,899
Williams-Sonoma, Inc. 114 26,573
Yum! Brands, Inc. 269 43,002
8,887,510
Consumer Staples — 3.63%
Casey's General Stores, Inc. 70 55,635
Coca-Cola Co. (The) 6,645 540,039
Colgate-Palmolive Co. 1,277 117,075
Constellation Brands, Inc., Class A 131 18,221
Costco Wholesale Corp. 724 677,280
Dollar General Corp. 587 67,570
Dollar Tree, Inc.
(a)
202 24,432
Estee Lauder Companies, Inc. (The), Class A 226 17,843
General Mills, Inc. 530 18,444
Hershey Co. (The) 176 30,879
Kenvue, Inc. 1,866 35,659
Keurig Dr Pepper, Inc. 1,250 40,913
Kimberly-Clark Corp. 633 69,484
Kraft Heinz Co. (The) 1,146 27,069
Kroger Co. (The) 2,112 117,279
Mondelez International, Inc., Class A 1,700 98,328
Monster Beverage Corp.
(a)
673 64,689
PepsiCo, Inc. 2,536 343,374
Procter & Gamble Co. (The) 3,487 511,334
Sysco Corp. 469 39,199
Target Corp. 621 81,109
US Foods Holding Corp.
(a)
223 22,802
3,018,657
Financials — 11.80%
Aflac, Inc. 471 55,225
Allstate Corp. (The) 437 103,980
American Express Co. 1,131 382,562
American International Group, Inc. 558 41,588
Ameriprise Financial, Inc. 193 88,541
Aon PLC, Class A 388 128,696
Apollo Asset Management, Inc., Class A 925 109,437

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% - (continued) Shares Fair Value
Financials — 11.80% - (continued)
Arthur J. Gallagher & Co. 390 $ 89,532
Bank of America Corp. 9,794 558,062
Bank of New York Mellon Corp. (The) 1,100 159,071
BlackRock, Inc. 295 283,660
Brown & Brown, Inc. 230 14,755
Capital One Financial Corp. 1,023 205,234
Charles Schwab Corp. (The) 2,526 233,074
Chubb Ltd. 655 223,184
Church & Dwight Co., Inc. 292 28,289
Cincinnati Financial Corp. 148 27,401
Citigroup, Inc. 2,723 381,111
CME Group, Inc. 703 155,243
Coinbase Global, Inc., Class A
(a)
299 43,711
F&G Annuities & Life, Inc. 15 399
Fifth Third Bancorp 644 36,302
First Citizens BancShares, Inc., Class A 21 43,697
First Republic Bank
(a)
26 —
FTAI Aviation Ltd. 117 31,652
Goldman Sachs Group, Inc. (The) 521 526,925
Hartford Insurance Group, Inc. (The) 274 36,310
Huntington Bancshares, Inc. 1,400 24,822
Interactive Brokers Group, Inc., Class A 412 35,860
Intercontinental Exchange, Inc. 729 89,747
JPMorgan Chase & Co. 4,246 1,389,844
KeyCorp 1,062 24,479
Loews Corp. 168 19,019
LPL Financial Holdings, Inc. 141 39,717
M&T Bank Corp. 154 36,654
Markel Group Inc.
(a)
12 23,436
Marsh & McLennan Companies., Inc. 644 107,335
MasterCard, Inc., Class A 1,330 683,088
MetLife, Inc. 546 46,197
Moody's Corp. 266 120,477
Morgan Stanley 1,919 401,148
MSCI, Inc. 103 57,684
Nasdaq, Inc. 417 32,868
Northern Trust Corp. 185 32,160
Otis Worldwide Corp. 384 27,494
PayPal Holdings, Inc. 1,259 54,364
PNC Financial Services Group, Inc. (The) 721 177,525
Principal Financial Group, Inc. 215 23,173
Progressive Corp. (The) 923 201,629
Prudential Financial, Inc. 343 37,020
Raymond James Financial, Inc. 175 26,605
Robinhood Markets, Inc., Class A
(a)
1,631 163,557
S&P Global, Inc. 501 204,037

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% - (continued) Shares Fair Value
Financials — 11.80% - (continued)
SoFi Technologies, Inc.
(a)
1,052 $ 18,862
State Street Corp. 275 46,640
Synchrony Financial 368 27,986
T. Rowe Price Group, Inc. 209 23,761
Travelers Companies, Inc. (The) 357 117,853
Truist Financial Corp. 1,271 63,321
U.S. Bancorp 1,513 91,385
Visa, Inc., Class A 2,725 934,920
W.R. Berkley Corp. 289 20,383
Wells Fargo & Co. 4,460 368,574
Willis Towers Watson PLC 95 24,830
9,806,095
Health Care — 10.54%
Abbott Laboratories 2,701 245,089
AbbVie, Inc. 2,736 688,486
Agilent Technologies, Inc. 274 36,395
Alnylam Pharmaceuticals, Inc.
(a)
159 47,864
AmerisourceBergen Corp. 460 130,171
Amgen, Inc. 821 297,301
Becton, Dickinson and Co. 278 42,070
Biogen, Inc.
(a)
141 30,464
Boston Scientific Corp.
(a)
1,725 73,623
Bristol-Myers Squibb Co. 2,765 159,319
Cardinal Health, Inc. 432 102,626
Centene Corp.
(a)
479 30,747
Cigna Corp. 363 100,072
CVS Health Corp. 2,525 261,211
Danaher Corp. 930 177,146
DexCom, Inc.
(a)
375 25,256
Edwards LifeSciences Corp.
(a)
558 50,477
Elevance Health, Inc. 360 139,223
Eli Lilly & Co. 1,284 1,540,068
GE HealthCare Technologies, Inc. 443 28,356
Gilead Sciences, Inc. 1,856 234,487
HCA Healthcare, Inc. 242 94,353
Humana, Inc. 262 104,072
IDEXX Laboratories, Inc.
(a)
143 75,281
Illumina, Inc.
(a)
148 26,023
Incyte Corp.
(a)
185 20,972
Insmed, Inc.
(a)
171 18,232
Intuitive Surgical, Inc.
(a)
629 250,141
IQVIA Holdings, Inc.
(a)
167 32,268
Johnson & Johnson 3,936 999,626
Labcorp Holdings, Inc. 80 22,400
McKesson Corp. 210 158,676
Medtronic PLC 1,971 154,191

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% - (continued) Shares Fair Value
Health Care — 10.54% - (continued)
Merck & Co., Inc. 3,814 $ 490,099
Mettler-Toledo International, Inc.
(a)
19 24,273
Natera, Inc.
(a)
125 33,931
Pfizer, Inc. 5,940 143,035
Quest Diagnostics, Inc. 108 22,891
Regeneron Pharmaceuticals, Inc. 175 109,120
ResMed, Inc. 140 27,283
Revolution Medicines, Inc.
(a)
283 53,000
Steris PLC 95 20,004
Stryker Corp. 609 191,738
Thermo Fisher Scientific, Inc. 591 296,304
United Therapeutics Corp.
(a)
44 23,841
UnitedHealth Group, Inc. 1,486 617,625
Vertex Pharmaceuticals, Inc.
(a)
413 205,149
Waters Corp.
(a)
94 35,254
West Pharmaceutical Services, Inc. 69 24,771
Zimmer Biomet Holdings, Inc. 191 16,443
Zoetis, Inc., Class A 432 31,044
8,762,491
Industrials — 5.13%
3M Co. 715 115,766
Bloom Energy Corp., Class A
(a)
398 120,475
Carrier Global Corp. 775 56,846
Cintas Corp. 531 90,312
Comfort Systems USA, Inc. 65 128,827
Cummins, Inc. 232 165,465
Deere & Co. 436 276,568
Delta Air Lines, Inc. 632 59,193
Dover Corp. 132 29,605
EMCOR Group, Inc. 84 69,710
Emerson Electric Co. 896 128,262
Expeditors International of Washington, Inc. 131 21,350
Fastenal Co. 1,113 53,457
FedEx Corp. 369 115,545
Fedex Freight Holding Company, Inc.
(a)
184 27,784
Hubbell, Inc. 110 57,552
Illinois Tool Works, Inc. 427 115,491
Ingersoll Rand, Inc. 390 31,976
Johnson Controls International PLC 923 134,860
Lennox International, Inc. 30 17,189
Norfolk Southern Corp. 303 95,321
nVent Electric PLC 214 36,297
Old Dominion Freight Line, Inc. 287 62,164
PACCAR, Inc. 501 60,180
Paychex, Inc. 313 30,777
Quanta Services, Inc. 270 194,410

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% - (continued) Shares Fair Value
Industrials — 5.13% - (continued)
Republic Services, Inc. 393 $ 83,740
Rocket Lab Corp.
(a)
1,208 122,793
Rockwell Automation, Inc. 213 105,452
Rollins, Inc. 286 11,938
Roper Technologies, Inc. 172 58,203
Snap-on, Inc. 48 19,315
Southwest Airlines Co. 547 28,127
TE Connectivity PLC 570 114,918
Trane Technologies PLC 357 175,344
Union Pacific Corp. 975 265,199
United Airlines Holdings, Inc.
(a)
649 88,258
United Parcel Service, Inc., Class B 1,149 123,518
United Rentals, Inc. 103 116,688
Veralto Corp. 231 20,485
Verisk Analytics, Inc. 135 24,237
Vertiv Holdings Co., Class A 716 239,730
W.W. Grainger, Inc. 83 112,913
Waste Management, Inc. 717 159,806
Westinghouse Air Brake Technologies Corp. 164 44,214
XPO, Inc.
(a)
109 22,377
Xylem, Inc. 234 27,661
4,260,298
Materials — 1.81%
Air Products & Chemicals, Inc. 348 102,027
Amcor PLC 447 19,377
AngloGold Ashanti PLC 570 46,107
Carpenter Technology Corp. 109 67,236
Corteva, Inc. 662 56,065
DuPont de Nemours, Inc. 135 18,311
Ecolab, Inc. 460 128,161
International Flavors & Fragrances, Inc. 243 19,250
Linde PLC 875 454,072
Martin Marietta Materials, Inc. 57 32,872
Newmont Corp. 1,444 134,870
Nucor Corp. 356 79,299
Packaging Corporation of America 85 20,254
PPG Industries, Inc. 219 26,563
Qnity Electronics, Inc. 467 76,266
Reliance Steel & Aluminum Co. 50 18,680
Sherwin-Williams Co. (The) 393 135,317
Steel Dynamics, Inc. 135 30,977
Vulcan Materials Co. 128 37,761
1,503,465
Real Estate — 1.77%
American Tower Corp. 717 117,279
AvalonBay Communities, Inc. 137 25,851

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% - (continued) Shares Fair Value
Real Estate — 1.77% - (continued)
CBRE Group, Inc., Class A
(a)
287 $ 38,656
Crown Castle International Corp. 421 31,882
Digital Realty Trust, Inc. 586 105,234
Equinix, Inc. 195 203,266
Equity Residential 365 24,794
Essex Property Trust, Inc. 62 18,079
Extra Space Storage, Inc. 203 29,496
Invitation Homes, Inc. 593 17,915
Iron Mountain, Inc. 284 35,872
Mid-America Apartment Communities, Inc. 112 15,561
Prologis, Inc. 1,280 173,402
Public Storage 247 78,623
Realty Income Corp. 878 54,401
SBA Communications Corp., Class A 102 17,999
Simon Property Group, Inc. 546 122,113
Sun Communities, Inc. 121 14,509
Ventas, Inc. 436 38,717
VICI Properties, Inc. 1,025 27,214
Welltower, Inc. 1,168 265,100
Weyerhaeuser Co. 703 16,830
1,472,793
Technology — 42.58%
Accenture PLC, Class A 977 121,578
Adobe, Inc.
(a)
703 144,129
Advanced Micro Devices, Inc.
(a)
2,494 1,448,790
Apple, Inc. 21,847 6,321,647
Applied Materials, Inc. 1,188 858,924
Arista Networks, Inc.
(a)
1,548 262,974
Astera Labs, Inc.
(a)
222 107,230
Autodesk, Inc.
(a)
314 61,048
Automatic Data Processing, Inc. 582 130,339
Block, Inc.
(a)
767 58,292
Broadcom, Inc. 7,107 2,684,668
Broadridge Financial Solutions, Inc. 112 15,338
Cadence Design Systems, Inc.
(a)
441 165,516
CDW Corp. 126 17,721
Ciena Corp.
(a)
235 115,282
Cisco Systems, Inc. 5,959 699,944
Cloudflare, Inc., Class A
(a)
438 107,433
Cognizant Technology Solutions Corp., Class A 476 18,435
Coherent Corp.
(a)
414 163,311
CoreWeave, Inc., Class A
(a)
439 43,698
Corning, Inc. 1,210 309,070
Corpay, Inc.
(a)
65 21,663
Credo Technology Group Holding Ltd.
(a)
249 67,716
Crowdstrike Holdings, Inc., Class A
(a)
400 305,256

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% - (continued) Shares Fair Value
Technology — 42.58% - (continued)
Datadog, Inc., Class A
(a)
431 $ 112,215
Dell Technologies, Inc., Class C 485 209,258
Equifax, Inc. 119 18,888
F5, Inc.
(a)
54 22,462
Fair Isaac Corp.
(a)
31 37,038
Fidelity National Information Services, Inc. 510 19,829
First Solar, Inc.
(a)
98 23,124
Fiserv, Inc.
(a)
535 26,242
Flex Ltd.
(a)
660 106,966
Fortinet, Inc.
(a)
830 127,505
Garmin Ltd. 157 37,294
HP, Inc. 912 20,009
Intel Corp.
(a)
6,360 888,047
International Business Machines Corp. 1,396 392,569
Intuit, Inc. 416 108,576
Jabil, Inc. 228 87,889
KLA Corp. 2,020 609,454
Lam Research Corp. 1,896 821,594
Lumentum Holdings, Inc.
(a)
104 89,238
Marvell Technology, Inc. 1,408 419,429
Microchip Technology, Inc. 810 73,872
Micron Technology, Inc. 1,672 1,929,973
Microsoft Corp. 10,585 3,948,416
MicroStrategy, Inc., Class A
(a)
453 39,379
MongoDB, Inc.
(a)
157 52,736
Monolithic Power Systems, Inc. 80 110,589
NetApp, Inc. 193 29,869
NVIDIA Corp. 34,655 6,934,118
ON Semiconductor Corp.
(a)
598 56,535
Oracle Corp. 2,481 363,591
Palo Alto Networks, Inc.
(a)
1,163 396,606
PTC, Inc.
(a)
114 12,952
Pure Storage, Inc., Class A
(a)
483 38,056
Qualcomm, Inc. 1,607 296,958
Salesforce, Inc. 1,304 204,285
SanDisk Corp.
(a)
208 472,936
Seagate Technology PLC 331 319,415
ServiceNow, Inc.
(a)
1,370 136,014
Snowflake, Inc., CLASS A
(a)
485 123,433
Super Micro Computer, Inc.
(a)
779 22,848
Synopsys, Inc.
(a)
292 130,252
Teradyne, Inc. 279 134,991
Texas Instruments, Inc. 1,484 442,336
Twilio, Inc., Class A
(a)
258 53,233
Uber Technologies, Inc.
(a)
2,749 198,368
Veeva Systems, Inc., Class A
(a)
143 25,378

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
COMMON STOCKS — 99.69% - (continued) Shares Fair Value
Technology — 42.58% - (continued)
VeriSign, Inc. 90 $ 22,640
Western Digital Corp. 512 327,025
Workday, Inc., Class A
(a)
307 37,583
Zoom Video Communications
(a)
251 21,664
35,383,679
Utilities — 0.12%
American Water Works Company, Inc. 772 101,580
Total Common Stocks (Cost $70,212,579) 82,853,357
RIGHT - –% Shares Fair Value
TPG, Inc. 214 $ –
Total Right Cost ($–) –
Total Investments — 99.69%
    (Cost $70,212,579) 82,853,357
Other Assets in Excess of Liabilities — 0.31% 254,432
NET ASSETS — 100.00% $ 83,107,789
(a) Non-income producing security.